RELATED PARTY TRANSACTIONS - Schedule of related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
RELATED PARTY TRANSACTIONS
Other receivables	¥ 11,234		¥ 100
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party		Related party		Related party
Amounts due to related parties	¥ 835		¥ 3,444		$ 114
Revenue	2,118,982	$ 290,299	1,638,736	¥ 1,790,245
Research and development expenses	142,884	19,575	148,879	209,957
Selling and marketing expenses	211,173	28,931	214,610	282,285
Related party
RELATED PARTY TRANSACTIONS
Accounts receivable	591,221		4,365		$ 80,997
Amounts due to related parties	835		3,444
Purchase from related parties	30,690		26,341	23,674
Revenue	1,819,098	$ 249,215	1,292,880	1,336,612
Selling and marketing expenses	13,877		7,758	16,036
Interest income	1,902
Interest expense	485
Total	2,387
Related party | Xiaomi
RELATED PARTY TRANSACTIONS
Accounts receivable	591,221		4,365
Purchase from related parties	13,546		26,341	23,674
Revenue	1,752,246		1,292,880	1,336,612
Research and development expenses	273		716	2,791
Related party | Xiaomi | Other receivable from related party
RELATED PARTY TRANSACTIONS
Other receivables	100		100
Related party | Xiaomi | Purchase payable to related party
RELATED PARTY TRANSACTIONS
Amounts due to related parties	835
Related party | Xiaomi | Selling and marketing expenses payable to related party
RELATED PARTY TRANSACTIONS
Amounts due to related parties			3,444
Related party | Xiaomi | Commission expenses charged by related party
RELATED PARTY TRANSACTIONS
Selling and marketing expenses	13,477		6,961	13,491
Related party | Xiaomi | Other expenses charged by related party
RELATED PARTY TRANSACTIONS
Selling and marketing expenses			¥ 797	¥ 2,545
Related party | Foshan Viomi
RELATED PARTY TRANSACTIONS
Purchase from related parties	17,144
Revenue	66,852
Related party | Foshan Viomi | Other receivable from related party
RELATED PARTY TRANSACTIONS
Other receivables	11,134
Related party | Foshan Viomi | Other expenses charged by related party
RELATED PARTY TRANSACTIONS
Selling and marketing expenses	¥ 400